Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables
Beginning of the year	$ 6,126	$ 5,728
Additions (i)	3,822	1,766
Recovery (i)	(165)	(251)
Exchange rate differences	826	947
Receivables written off during the year as uncollectible	(2,952)	(224)
Incorporation by business combination (ii)	223	0
Loss on net monetary position (IAS 29)	(1,760)	(1,840)
End of the year	$ 6,120	$ 6,126